Trade and Other Receivables - Gross and net amounts (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 688,185,127	$ 554,886,639
Trade receivables, Current	628,681,800	481,442,020
Accounts receivable from finance leases, Current	8,365,583	4,072,738
Other receivables, Current	51,137,744	69,371,881
Trade and other receivables, Non-current	515,786,340	445,016,566
Trade receivables, Non-current	442,871,507	377,047,284
Accounts receivable from finance leases, Non-current	69,873,385	62,602,528
Other receivables, Non-current	3,041,448	5,366,754
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	767,900,561	619,626,310
Trade receivables, Current	694,597,739	531,179,316
Accounts receivable from finance leases, Current	10,735,484	8,556,146
Other receivables, Current	62,567,338	79,890,848
Trade and other receivables, Non-current	515,856,801	445,129,898
Trade receivables, Non-current	442,941,968	377,160,616
Accounts receivable from finance leases, Non-current	69,873,385	62,602,528
Other receivables, Non-current	$ 3,041,448	$ 5,366,754